Mining interests - Schedule of Investment in Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Share of net income of associate (Note 10)	$ 1,114	$ 0
Calibre Mining Corp.
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Balance, beginning of year	0
Transfers from long-term investments (Note 9)	2,421
Shares issued in consideration for Nicaraguan Group (Note 6)	39,997
Shares issued upon conversion of convertible debenture	9,939
Share of net income of associate (Note 10)	1,114
Balance, end of year	$ 53,471	$ 0